FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The tables below present certain of our assets and liabilities measured at fair value categorized by the level of input used in the valuation of each asset and liability.

	December 31, 2021
Description	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$129,184	$129,184	$—	$—
Debt investments:
Corporate bonds	1,007	—	1,007	—
Commercial paper	3,998	—	3,998	—
Total debt investments	5,005	—	5,005	—
Total assets	$134,189	$129,184	$5,005	$—
Long-term liabilities:
Embedded debt derivative	$675	$—	$—	$675
Warrant liabilities	8,528	5,520	3,008
Earn-out liabilities	48,363	—	—	48,363
Total liabilities	$57,566	$5,520	$3,008	$49,038

	December 31, 2020
Description	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$96,835	$96,835	$—	$—
Debt investments:
Corporate bonds	3,543	—	3,543	—
Commercial paper	9,992	—	9,992	—
Total debt investments	13,535	—	13,535	—
Total assets	110,370	96,835	$13,535	—
Long-term liabilities:
Embedded debt derivative	$675	$—	$—	$675
Warrant liabilities	2,650	—	—	2,650
Total liabilities	$3,325	$—	$—	$3,325
The Company evaluates transfers between levels at the end of each reporting period. There were no transfers of financial instruments between levels during the years ended December 31, 2021 and December 31, 2020.
Cash equivalents—Money market funds included within cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices in active markets.
Investments—The Company measures its investments at fair value on a recurring basis and classifies those instruments within Level 2 of the fair value hierarchy. Marketable securities, including corporate bonds and commercial paper, are classified within Level 2 of the fair value hierarchy because pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined using models or other valuation methodologies. The Company recorded unrealized losses of $1 and $29 in other comprehensive income (loss) on short-term investments for the years ended December 31, 2021 and 2020, respectively.
Embedded debt derivative — As described in Note 7, the Company concluded that the contingent put options contained in the Perceptive Credit Facility that could require mandatory repayment upon the occurrence of an event of default, change of control and certain other events represent an embedded derivative required to be bifurcated from the debt host instrument. The embedded debt derivative is measured at fair value using a probability-weighted cash flow valuation methodology, having a fair value of $675 at December 31, 2020, the date of issuance and December 31, 2021. The determination of the fair value of an embedded debt derivative includes inputs not observable in the market and as such, represents a Level 3 measurement. The methodology utilized requires inputs based on certain subjective assumptions, specifically, probabilities of mandatory debt repayment prior to maturity ranging between 0-10%.
Warrant liabilities — As a result of the Business Combination on December 3, 2021, the Company recorded a liability for Public and Private Placement Warrants to purchase Class A common stock in the Company’s consolidated financial statements. See Note 3 for further information. The Public Warrants are traded on Nasdaq and are recorded at fair value using the closing stock price as of the measurement date. The Private Placement Warrants, which have a single holder, have similar terms and are subject to substantially the same redemption features as the Public Warrants. Accordingly, the most advantageous market for the Private Placement Warrants is determined from the perspective of the holder of such warrants as an asset. Since any transfer to a non-permitted transferee (i.e., to a market participant) would cause the Private Placement Warrants to become public warrants, the fair value of the Private Placement Warrants is based on the quoted price of the Public Warrants.
As of the Closing Date, the total value of the liability associated with the Public and Private Placement Warrants was $16,487 measured at fair value based on the public warrant quoted price on Nasdaq (Ticker: PEARW). The Company concluded that the warrants met the definition of a liability and have been classified as such on the balance sheet in accordance with the accounting policy described within Note 2. At December 31, 2021, the fair value of the warrant liability was $8,528.
Prior to the Business Combination, Legacy Pear issued warrants to purchase Series A and Series D convertible preferred stock, which were exercised on December 1, 2021 and November 30, 2021, respectively, in connection with the Business Combination. The Company measured the fair value of the liabilities related to the Legacy Pear warrants to purchase Series A and Series D convertible preferred stock, using Level 3 inputs. As of December 31, 2020, the fair market value of the Series A and D warrants were estimated using an option pricing model (“OPM”).
The following significant assumptions used in the valuation model to estimate the fair value of the Legacy pear warrant liabilities were as follows:

	December 31, 2020
Warrants	Series A	Series D
Fair value of underlying preferred stock	$2.00	$7.21
Expected life (years)	2.00	2.00
Expected volatility	75.7%	75.7%
Risk-free interest rate	0.13%	0.13%
The following table reconciles the change in the fair value of the Series A and Series D warrant liabilities valued using Level 3 inputs:

	Warrant Liabilities
	Series A	Series D
Fair value as of December 31, 2019	$52	$—
Issuance of warrants	—	1,803
Change in fair value	2	793
Fair value as of December 31, 2020	54	2,596
Change in fair value	433	7,824
Exercise of warrants	(487)	(10,420)
Fair value as of December 31, 2021	$—	$—
Earn-out liabilities — Upon the closing of the Business Combination, the Earn-Out Shares were accounted for as a liability because the triggering events that determine the number of shares to be earned included events that were indexed to the common stock of the Company, with the change fair value recognized in Change in the estimated fair value of earn-out liabilities in the consolidated statement of operations.
The estimated fair value of the Earn-out Shares was determined using a Monte Carlo Simulation Method (“MCSM”) using the following assumptions at each valuation date:

December 31, 2021
Stock price	$6.20
Risk-free interest rate	1.25%
Expected term (in years)	4.92
Expected volatility	55.00%
Dividend yield	—%
Current stock price: The stock price was based on the closing price as of the valuation date.
Risk-free interest rate: The risk-free interest rate is based on the US Treasury yield curve in effect at the time of issuance for zero-coupon US Treasury notes with maturities corresponding to the expected seven-year term of the earn-out period.
Expected term: The expected term is the contractual term of the earn-out period.
Expected volatility: The volatility rate was determined using an average of historical volatilities of selected industry peers deemed to be comparable to the Company’s business corresponding to the expected seven-year term of the awards.
Expected dividend yield: The expected dividend yield is zero as the Company currently has no history or expectation of declaring dividends in the foreseeable future.
Refer to Note 3 for more information on the triggering events of the Earn-Out Shares. The change in fair value of the earn-out liabilities resulted in other income of $47,038 recognized in the Consolidated Statement of Operations for the year ended December 31, 2021.
The following table reconciles the change in the fair value of the earn-out liabilities valued using Level 3 inputs:

Earn-Out Liabilities
Fair value as of December 31, 2020	$—
Initial fair value of Earn-out liabilities as of the Business Combination	95,401
Change in fair value	(47,038)
Fair value as of December 31, 2021	$48,363